Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 0	$ 15	$ 9
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	150,000,000
Common stock, shares issued	16,284,381	10,645,049	8,306,326
Common stock, shares outstanding	16,284,381	10,645,049	8,306,326